Risks and Uncertainties (Details) - EBP 009	Dec. 31, 2025	Dec. 31, 2024
Common stock
EBP, Risk and Uncertainty [Line Items]
Concentration of investment at fair value to net assets	4.00%	3.00%
Investment Contract
EBP, Risk and Uncertainty [Line Items]
Concentration of investment at fair value to net assets	10.00%	12.00%